Debt - Summary of Balances of Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Jun. 14, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Current portion of promissory notes to related parties	$ 779		$ 1,123	$ 1,064
Current portion of mortgage	798		766	230
Current portion of capital lease obligation	44
Long-term portion of promissory notes to related parties			496	1,619
Long-term portion of mortgage				737
Long-term portion of capital lease obligation	179
Convertible bonds, net of debt discount of $3,502 as of December 31, 2016			14,498
Convertible bonds-related parties, net of debt discount of $3,871 as of December 31, 2016		$ 24,000	16,129
Derivative liability			8,795
Total	$ 1,800		$ 41,807	$ 3,650